Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 3,477	$ 4,954
Repayments of debt	(290)	(600)
Proceeds from commercial paper	3,280	9,587
Repayments of commercial paper	(3,420)	(10,543)
Payments of lease principal	(63)	(58)
Additional Leases	52	80
Acquisitions	54
Foreign exchange movements	(10)	5
Other, net	17	52
Balance at end of year	3,097	3,477
Notes and Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	3,147	3,713
Repayments of debt	(290)	(600)
Proceeds from commercial paper	0	0
Repayments of commercial paper	0	0
Payments of lease principal	0	0
Additional Leases	0	0
Acquisitions	48
Foreign exchange movements	(88)	29
Other, net	3	5
Balance at end of year	2,820	3,147
Commercial Paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	130	1,048
Repayments of debt	0	0
Proceeds from commercial paper	3,280	9,587
Repayments of commercial paper	(3,420)	(10,543)
Payments of lease principal	0	0
Additional Leases	0	0
Acquisitions	0
Foreign exchange movements	0	0
Other, net	10	38
Balance at end of year	0	130
Derivative Instruments (Assets) Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	(65)	(42)
Repayments of debt	0	0
Proceeds from commercial paper	0	0
Repayments of commercial paper	0	0
Payments of lease principal	0	0
Additional Leases	0	0
Acquisitions	0
Foreign exchange movements	88	(29)
Other, net	(2)	6
Balance at end of year	21	(65)
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	265	235
Repayments of debt	0	0
Proceeds from commercial paper	0	0
Repayments of commercial paper	0	0
Payments of lease principal	(63)	(58)
Additional Leases	52	80
Acquisitions	6
Foreign exchange movements	(10)	5
Other, net	6	3
Balance at end of year	$ 256	$ 265